Subsequent Events (Details) ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2025 USD ($)	Mar. 18, 2024 USD ($)	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)
Subsequent event
Shares repurchase, authorized amount | $						$ 25,000	$ 25,000	$ 15,000
Treasury Stock, Common, Value			¥ 391,944	¥ 376,690	$ 56,047
Share Repurchase Program
Subsequent event
Additional extension period		12 months
Treasury Stock, Common, Value | $	$ 4,700
American Depository Shares | Share Repurchase Program
Subsequent event
Shares repurchase, authorized amount | $	$ 25,000
Repurchase of ordinary shares (in shares) | shares			4.8	4.8
Treasury Stock, Common, Shares | shares	4.8
Class A Ordinary Shares | Share Repurchase Program
Subsequent event
Treasury Stock, Common, Shares | shares	3.7
Subsequent Event | Share Repurchase Program
Subsequent event
Share repurchase period	12 months